Indebtedness (Debt arrangements) (details) (USD $)					3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Nov. 08, 2013	Sep. 06, 2013	Sep. 27, 2014 2013 Term Loan due December 18, 2015 [Member]	Jun. 28, 2014 2013 Term Loan due December 18, 2015 [Member]	Sep. 06, 2013 2013 Term Loan due December 18, 2015 [Member]	Sep. 27, 2014 2013 Term Loan due December 18, 2018 [Member]	Jun. 28, 2014 2013 Term Loan due December 18, 2018 [Member]	Sep. 06, 2013 2013 Term Loan due December 18, 2018 [Member]	Sep. 27, 2014 1.30% Unsecured Senior Notes due November 8, 2016 [Member]	Jun. 28, 2014 1.30% Unsecured Senior Notes due November 8, 2016 [Member]	Nov. 08, 2013 1.30% Unsecured Senior Notes due November 8, 2016 [Member]	Sep. 27, 2014 2.30% Unsecured Senior notes November 8, 2018 [Member]	Jun. 28, 2014 2.30% Unsecured Senior notes November 8, 2018 [Member]	Nov. 08, 2013 2.30% Unsecured Senior notes November 8, 2018 [Member]	Sep. 27, 2014 4.00% Unsecured Senior Notes due November 15, 2023 [Member]	Jun. 28, 2014 4.00% Unsecured Senior Notes due November 15, 2023 [Member]	Nov. 08, 2013 4.00% Unsecured Senior Notes due November 15, 2023 [Member]	Sep. 27, 2014 5.30% Unsecured Senior Notes due November 15, 2043 [Member]	Jun. 28, 2014 5.30% Unsecured Senior Notes due November 15, 2043 [Member]	Nov. 08, 2013 5.30% Unsecured Senior Notes due November 15, 2043 [Member]	Nov. 08, 2013 Debt Bridge Credit Agreement [Member]	Sep. 06, 2013 Debt Bridge Credit Agreement [Member]	Jul. 28, 2013 Debt Bridge Credit Agreement [Member]	Jul. 28, 2013 Cash Bridge Credit Agreement [Member]	Sep. 06, 2013 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											1.30%	1.30%		2.30%	2.30%		4.00%	4.00%		5.30%	5.30%
Debt Instrument, Maturity Date					Dec. 15, 2015	Dec. 15, 2015		Dec. 15, 2018	Dec. 15, 2018		Nov. 08, 2016	Nov. 08, 2016		Nov. 08, 2018	Nov. 08, 2018		Nov. 15, 2023	Nov. 15, 2023		Nov. 15, 2043	Nov. 15, 2043
Debt Instrument, Unamortized Discount											$ 400,000			$ 700,000			$ 3,100,000			$ 1,700,000
Short-term Debt	0	2,100,000
Term loans	895,000,000	930,000,000		1,000,000,000	300,000,000	300,000,000	300,000,000	595,000,000	630,000,000	700,000,000
Senior Notes	2,294,000,000	2,294,000,000	2,300,000,000								499,600,000 [1]	499,600,000 [1]		599,300,000 [1]	599,300,000 [1]		796,800,000 [1]	796,800,000 [1]		398,300,000 [1]	398,300,000 [1]
Other financing	3,300,000	8,100,000
Total borrowings outstanding	3,192,300,000	3,234,200,000
Debt, Short Term and Current Portion of Long Term	141,500,000	143,700,000
Long-term debt, less current portion	3,050,800,000	3,090,500,000
Deferred financing fee	26,200,000	27,400,000
Line of Credit Facility, Maximum Borrowing Capacity																									2,650,000,000	1,700,000,000	600,000,000
Reduction In Credit Agreement Borrowing Agreement																							1,650,000,000	1,000,000,000
Line of Credit Facility, Fair Value of Amount Outstanding	0	0
Debt Instrument, Face Amount													500,000,000			600,000,000			800,000,000			400,000,000
Borrowings Outstanding Under Securitization Program	$ 0	$ 0

[1]	Private placement unsecured senior notes with registration rights discussed below collectively as the "Bonds."